Quarterly Holdings Report
for
Fidelity® SAI U.S. Treasury Bond Index Fund
May 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
UYB-NPRT1-0722
1.9868587.106
U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds:
1.125% 5/15/40	46,584,000	33,032,787
1.125% 8/15/40	134,537,000	94,801,287
1.25% 5/15/50	11,772,000	7,597,079
1.375% 11/15/40	173,534,300	127,554,489
1.375% 8/15/50	46,570,000	31,098,209
1.625% 11/15/50	18,637,500	13,313,436
1.75% 8/15/41	148,027,000	115,079,429
1.875% 2/15/41	14,329,000	11,482,231
1.875% 2/15/51	108,131,000	82,331,619
1.875% 11/15/51	82,163,000	62,597,936
2% 11/15/41	90,400,000	73,407,625
2% 2/15/50	73,378,000	57,707,784
2% 8/15/51	44,845,000	35,187,559
2.25% 5/15/41	46,933,000	39,927,883
2.25% 8/15/46	1,800,000	1,477,406
2.25% 8/15/49	55,280,000	46,070,266
2.25% 2/15/52	111,100,000	92,924,734
2.375% 2/15/42	191,400,000	165,831,927
2.375% 11/15/49	85,460,000	73,218,522
2.375% 5/15/51	161,437,000	138,589,880
2.5% 2/15/45	1,000	864
2.5% 2/15/46	26,923,000	23,252,638
2.5% 5/15/46	21,383,000	18,455,367
2.75% 8/15/42	28,738,000	26,280,677
2.75% 11/15/42	19,826,000	18,092,774
2.75% 8/15/47	56,931,000	51,784,972
2.75% 11/15/47	23,318,000	21,237,597
2.875% 5/15/43	21,584,000	20,079,022
2.875% 8/15/45	61,954,000	57,263,889
2.875% 11/15/46	12,089,000	11,209,714
2.875% 5/15/49	11,811,000	11,191,384
2.875% 5/15/52	48,100,000	46,281,219
3% 5/15/42	15,838,000	15,124,671
3% 11/15/44	4,000,000	3,775,938
3% 5/15/45	7,200,000	6,800,062
3% 11/15/45	10,200,000	9,651,352
3% 2/15/47	58,589,000	55,634,375
3% 5/15/47	17,092,000	16,239,403
3% 2/15/48	46,259,000	44,287,571
3% 8/15/48	54,708,000	52,598,750
3% 2/15/49	120,511,000	116,646,175
3.125% 11/15/41	6,664,000	6,514,841
3.125% 2/15/43	1,000	969
3.125% 5/15/48	96,704,500	95,095,277
3.25% 5/15/42	44,600,000	44,453,656
3.375% 11/15/48	187,391,300	193,664,516
3.5% 2/15/39	315,000	333,137
3.625% 8/15/43	1,000	1,046
3.625% 2/15/44	26,356,000	27,547,168
3.75% 8/15/41	12,045,000	12,868,389
3.75% 11/15/43	12,484,000	13,307,651
3.875% 8/15/40	10,674,000	11,674,688
4.25% 5/15/39	7,898,000	9,132,679
4.25% 11/15/40	80,000	91,559
4.375% 2/15/38	17,484,000	20,571,702
4.375% 11/15/39	4,140,000	4,845,094
4.375% 5/15/41	817,000	947,592
4.5% 2/15/36	26,832,200	32,072,864
4.5% 8/15/39	3,831,000	4,561,733
4.625% 2/15/40	4,405,000	5,312,155
4.75% 2/15/37	13,000	15,876
4.75% 2/15/41	51,400,000	62,651,781
5% 5/15/37	5,167,000	6,466,218
5.25% 11/15/28	31,601,000	35,986,873
5.25% 2/15/29	774,000	885,414
5.375% 2/15/31	25,762,000	30,720,179
5.5% 8/15/28	6,365,000	7,302,843
6% 2/15/26	3,771,000	4,193,764
6.125% 11/15/27	143,904,000	167,282,779
6.125% 8/15/29	244,000	295,850
6.25% 8/15/23	128,975,000	135,141,617
6.25% 5/15/30	9,878,000	12,259,138
6.375% 8/15/27	3,100,000	3,622,520
6.5% 11/15/26	39,000	44,911
6.625% 2/15/27	50,000	58,230
6.75% 8/15/26	23,000	26,559
6.875% 8/15/25	1,691,000	1,904,291
7.5% 11/15/24	30,367,000	33,875,812
7.625% 11/15/22	50,000	51,367
7.625% 2/15/25	20,938,000	23,633,768
U.S. Treasury Notes:
0.125% 6/30/23	33,713,000	32,971,577
0.125% 8/15/23	92,745,000	90,444,489
0.125% 8/31/23	17,236,000	16,788,268
0.125% 9/15/23	63,456,000	61,750,620
0.125% 10/15/23	69,957,000	67,912,944
0.125% 12/15/23	121,834,200	117,760,369
0.125% 1/15/24	127,763,000	123,191,480
0.125% 2/15/24 (b)	52,741,000	50,740,550
0.25% 6/15/23	229,605,000	225,066,712
0.25% 11/15/23	78,472,000	76,160,755
0.25% 3/15/24	61,537,000	59,178,883
0.25% 5/15/24	115,780,000	110,805,078
0.25% 5/31/25	68,744,000	63,843,305
0.25% 6/30/25	85,176,400	78,921,258
0.25% 7/31/25	62,926,000	58,152,473
0.25% 8/31/25	47,244,000	43,551,217
0.25% 9/30/25	81,580,000	75,047,227
0.25% 10/31/25	52,921,300	48,582,167
0.375% 10/31/23	43,600,000	42,435,063
0.375% 4/15/24	75,049,000	72,146,714
0.375% 7/15/24 (b)	119,138,000	113,786,097
0.375% 8/15/24	183,032,000	174,395,178
0.375% 9/15/24	94,577,000	89,885,094
0.375% 4/30/25	11,267,000	10,527,163
0.375% 12/31/25	58,183,100	53,403,449
0.375% 1/31/26	13,705,000	12,549,711
0.375% 7/31/27	98,114,000	86,566,442
0.375% 9/30/27	21,026,000	18,457,707
0.5% 11/30/23	157,300,000	153,035,695
0.5% 3/31/25	43,581,000	40,955,925
0.5% 2/28/26	130,411,000	119,723,412
0.5% 4/30/27	53,944,000	48,199,807
0.5% 5/31/27	25,220,000	22,476,340
0.5% 6/30/27	23,781,000	21,150,227
0.5% 8/31/27	6,509,000	5,765,804
0.625% 10/15/24	114,674,000	109,410,642
0.625% 7/31/26	129,205,000	118,071,162
0.625% 3/31/27	17,704,000	15,946,740
0.625% 11/30/27	30,400,700	26,937,870
0.625% 12/31/27	94,139,900	83,232,910
0.625% 5/15/30	185,227,000	156,133,338
0.625% 8/15/30	101,394,900	84,945,954
0.75% 12/31/23	184,300,000	179,663,703
0.75% 3/31/26	157,216,000	145,498,495
0.75% 4/30/26	54,688,000	50,535,130
0.75% 5/31/26	144,299,000	133,042,551
0.75% 8/31/26	75,299,000	69,063,302
0.75% 1/31/28	154,028,000	136,922,468
0.875% 1/31/24	136,800,000	133,358,625
0.875% 6/30/26	67,601,000	62,552,050
0.875% 9/30/26	93,577,000	86,142,015
0.875% 11/15/30	91,480,900	78,033,922
1% 12/15/24	150,800,000	144,656,078
1% 7/31/28	49,409,000	44,134,203
1.125% 2/28/25	143,825,900	137,876,227
1.125% 10/31/26	165,015,000	153,380,154
1.125% 2/28/27	3,938,000	3,640,804
1.125% 2/29/28	41,170,000	37,358,559
1.125% 8/31/28	209,607,000	188,474,357
1.125% 2/15/31	99,498,000	86,365,041
1.25% 7/31/23	5,561,000	5,498,222
1.25% 8/31/24 (b)	46,824,000	45,455,861
1.25% 11/30/26	76,529,000	71,458,954
1.25% 12/31/26	60,300,000	56,208,551
1.25% 3/31/28	132,308,000	120,710,377
1.25% 4/30/28	71,799,000	65,418,425
1.25% 5/31/28	139,774,000	127,205,259
1.25% 6/30/28	78,535,000	71,356,410
1.25% 9/30/28	35,238,000	31,895,896
1.25% 8/15/31	169,966,000	147,943,453
1.375% 6/30/23	2,164,000	2,145,065
1.375% 8/31/23	1,103,000	1,091,151
1.375% 9/30/23	6,179,000	6,106,348
1.375% 12/31/28	26,100,000	23,764,254
1.375% 11/15/31	22,346,000	19,601,632
1.5% 9/30/24	5,723,000	5,579,031
1.5% 10/31/24	2,615,000	2,545,437
1.5% 8/15/26	33,170,000	31,415,618
1.5% 1/31/27	69,100,000	65,083,563
1.5% 2/15/30	25,293,000	22,960,314
1.625% 10/31/23	5,035,000	4,986,813
1.625% 2/15/26	29,244,000	28,029,689
1.625% 5/15/26	25,238,000	24,122,993
1.625% 10/31/26	105,277,000	100,013,150
1.625% 11/30/26	9,625,000	9,140,742
1.625% 8/15/29	198,862,000	183,139,473
1.625% 5/15/31	208,393,000	188,221,208
1.75% 6/30/24	115,065,800	113,209,465
1.75% 7/31/24	84,636,000	83,184,625
1.75% 12/31/24	122,483,000	119,645,796
1.75% 3/15/25	95,900,000	93,412,718
1.75% 12/31/26	9,596,000	9,154,059
1.75% 1/31/29	76,900,000	71,658,184
1.75% 11/15/29	34,607,000	32,110,159
1.875% 8/31/24	1,000	984
1.875% 6/30/26	2,905,000	2,802,417
1.875% 7/31/26	11,542,000	11,121,348
1.875% 2/28/27	115,300,000	110,453,797
1.875% 2/15/32	194,400,000	178,286,067
2% 4/30/24	2,462,000	2,438,919
2% 5/31/24	43,408,000	42,965,442
2% 6/30/24	23,075,000	22,817,209
2% 2/15/25	6,597,000	6,477,945
2% 8/15/25	34,227,000	33,426,142
2% 11/15/26	124,450,000	120,031,053
2.125% 11/30/23	2,629,000	2,620,887
2.125% 2/29/24	3,213,000	3,194,927
2.125% 7/31/24	20,395,000	20,203,000
2.125% 9/30/24	17,004,000	16,815,362
2.125% 11/30/24	746,000	736,180
2.25% 12/31/23	35,029,000	34,960,584
2.25% 1/31/24	7,160,000	7,139,583
2.25% 4/30/24	1,000	995
2.25% 10/31/24	27,138,000	26,884,641
2.25% 11/15/24	49,622,000	49,125,780
2.25% 12/31/24	6,055,000	5,990,666
2.25% 11/15/25	106,223,000	104,364,098
2.25% 3/31/26	13,873,000	13,598,792
2.25% 2/15/27	44,880,000	43,696,641
2.25% 8/15/27	884,000	857,687
2.375% 2/29/24	31,698,000	31,664,568
2.375% 8/15/24	35,598,000	35,418,620
2.375% 4/30/26	44,609,000	43,927,667
2.375% 5/15/27	7,901,000	7,727,857
2.375% 3/31/29	10,000,000	9,682,813
2.375% 5/15/29	124,499,000	120,559,774
2.5% 8/15/23	28,336,000	28,423,443
2.5% 1/31/24	109,906,000	110,030,503
2.5% 4/30/24 (b)	69,400,000	69,378,313
2.5% 5/15/24	45,726,000	45,718,855
2.5% 1/31/25	5,697,000	5,667,180
2.5% 2/28/26	2,000	1,979
2.5% 3/31/27 (b)	95,900,000	94,483,977
2.625% 2/28/23	4,000	4,020
2.625% 6/30/23	10,552,000	10,598,165
2.625% 3/31/25	16,295,000	16,259,991
2.625% 4/15/25	179,400,000	178,909,452
2.625% 1/31/26	1,204,000	1,196,898
2.625% 5/31/27	137,800,000	136,561,952
2.625% 2/15/29	128,344,000	126,273,451
2.75% 7/31/23	18,682,000	18,798,033
2.75% 8/31/23	22,940,000	23,086,959
2.75% 11/15/23	22,659,000	22,795,308
2.75% 2/15/24	9,154,000	9,201,916
2.75% 2/28/25	24,280,000	24,307,505
2.75% 6/30/25	9,260,000	9,264,341
2.75% 8/31/25	28,037,000	28,027,143
2.75% 4/30/27	152,400,000	151,840,405
2.75% 2/15/28	72,918,200	72,445,371
2.75% 5/31/29	68,000,000	67,383,750
2.875% 10/31/23	138,571,000	139,686,064
2.875% 11/30/23	29,487,000	29,719,671
2.875% 4/30/25	80,986,000	81,311,842
2.875% 5/31/25	5,889,000	5,913,384
2.875% 7/31/25	105,997,000	106,419,332
2.875% 5/15/28	48,785,000	48,746,887
2.875% 8/15/28	64,476,000	64,367,700
2.875% 4/30/29	39,300,000	39,281,578
2.875% 5/15/32	62,500,000	62,578,125
3% 9/30/25	77,260,000	77,836,432
3% 10/31/25	11,284,000	11,365,985
3.125% 11/15/28	40,703,000	41,226,097

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $13,832,283,763)		12,942,819,855

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	76,880,812	76,896,188
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	306,471,685	306,502,333
TOTAL MONEY MARKET FUNDS (Cost $383,398,521)		383,398,521

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $14,215,682,284)	13,326,218,376
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(248,229,910)
NET ASSETS - 100.0%	13,077,988,466

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	35,697,335	510,948,776	469,749,923	79,000	-	-	76,896,188	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	665,434,093	1,058,156,338	1,417,088,098	100,640	-	-	306,502,333	0.8%
Total	701,131,428	1,569,105,114	1,886,838,021	179,640	-	-	383,398,521

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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